SCHEDULE OF BANK BORROWINGS (Details) - SGD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total:	$ 460	$ 573
Within 12 months	62	113
Between 2 - 3 years	20	72
Over 3 - 5 years	22	21
Over 5 years	356	367
Long term debt	460	573
Term Loan [Member]
Short-Term Debt [Line Items]
Total:	$ 53	157
Term of repayments	5 years
Interest rate	2.50%
Property Loan [Member]
Short-Term Debt [Line Items]
Total:	$ 407	$ 416
Term of repayments	27 years
Interest rate	4.82%